Unaudited Pro Forma Net Income (Loss) Per Share Attributable to Common Stockholders - Summary of Computation of Pro Forma Basic Net Earnings Per Share (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Net income (loss) attributable to common stockholders (pro forma)	$ (20,196)
Numerator:
Net income (loss) attributable to common stockholders	$ (20,196)
Denominator:
Pro forma weighted average shares outstanding-basic | shares	113,336,929
Pro forma net income (loss) per common share-basic | $ / shares	$ (0.18)
Pro Forma [Member]
Net income (loss) attributable to common stockholders (pro forma)	$ (20,196)
Numerator:
Net income (loss) attributable to common stockholders	$ (20,196)